Receivables - Premium Receivable, Net of Allowance for Credit Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Premiums receivable	$ 268,806	$ 256,519
Less: Allowance for expected credit losses	(12,756)	(11,302)	$ (9,085)
Total	$ 256,050	$ 245,217